Management Fees, Selling Commissions, Platform Fees and Profit Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling Commissions	$ 3,083,970	$ 2,939,263
Series A [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling Commissions	3,054,665	2,935,404
Series D [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling Commissions	$ 29,305	$ 3,859